RESTRUCTURING - Discontinued Operations Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Expensed - continuing operations	$ 12,255	$ 8,740
April 2019
Restructuring Cost and Reserve [Line Items]
Expensed - continuing operations	(203)	369
Q3 2020
Restructuring Cost and Reserve [Line Items]
Expensed - continuing operations	3,954	8,371
Q4 2021
Restructuring Cost and Reserve [Line Items]
Expensed - continuing operations	7,084	0
Other 2021
Restructuring Cost and Reserve [Line Items]
Expensed - continuing operations	$ 1,420	$ 0